Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2035 Fund	May 30, 2023
Fidelity Flex Freedom Blend 2035 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.94%)
Past 5 years	4.97%
Since Inception	6.21%
Fidelity Flex Freedom Blend 2035 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.11%)
Past 5 years	3.15%
Since Inception	4.40%
Fidelity Flex Freedom Blend 2035 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.10%)
Past 5 years	3.54%
Since Inception	4.53%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.49%	[1]
F0552
Average Annual Return:
Past 1 year	(17.53%)
Past 5 years	4.92%
Since Inception	6.19%	[1]

[1]	A From June 8, 2017